Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Dean Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – DEAN MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dean Mid Cap Value Fund (the “Mid Cap Fund” or the “Fund”) is long-term capital appreciation and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Mid Cap Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect (a) the Fund’s lower management fee under its amended and restated management contract effective April 1, 2016; and (b) the adviser’s contractual obligation to cap certain Fund operating expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund primarily invests in equity securities of mid cap companies. The Fund considers “mid cap” companies to be those with market capitalizations similar to companies listed on the Russell MidCap® Value Index at the time of investment. As of May 31, 2016, the market capitalization of companies listed on the Russell MidCap® Value Index ranged from $391 million to $32.3 billion and the median was $5.8 billion.

Using fundamental, bottom-up research, the Fund’s portfolio manager utilizes a multi-factored valuation method to identify stocks of mid cap companies that he believes are undervalued at the time of purchase. To identify these companies, the Fund’s portfolio manager looks for companies with earnings, cash flows and/or assets that he believes are not accurately reflected in the companies’ market values. The portfolio manager also considers various ratios, including the price-to-earnings or price-to-book value ratios and whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio manager attempts to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the manager believes more accurately reflects the fair value of the company.

The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments. The Fund may from time to time overweight its investments in certain market sectors.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign mid cap companies, directly or indirectly through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign mid cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies (including ETFs) that invest primarily in equity securities. The Fund may invest in foreign mid cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), which may be sponsored or unsponsored.

		The Fund may invest its remaining assets in equity securities of small cap or large cap companies, derivative instruments, such as put and call options and futures contracts, or fixed income securities, including corporate bonds, convertible bonds and preferred stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The value- oriented equity securities purchased by the Fund may not rise to the value anticipated by the portfolio manager and may even decline in value. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Mid Cap and Small Cap Risks. Securities of companies with medium or small market capitalizations are often more volatile and less liquid than investments in larger companies. Medium and small capitalization companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Management Risk. The portfolio manager’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
  Sector Focus Risk. To the extent that the Fund focuses in one or more industry sectors, factors affecting those sectors could affect Fund performance.
  Investment Company Securities Risk. When the Fund invests in another investment company, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund will be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds).
  Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.
  Fixed Income Securities Risk. If interest rates increase, the value of any fixed income securities held by the Fund may decline. Fixed income securities are also subject to credit risk, which is the risk that the issuer of the security may default on payment of principal or interest.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Prior to March 31, 2011 the Fund was known as the Dean Large Cap Value Fund and invested primarily in large cap securities, and the performance information below for time periods beginning before March 31, 2011 may have differed if the Fund had instead pursued its current mid cap investment strategy.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 899-8343
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.deanmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 21.01% for the quarter ended June 30, 2009, and the lowest return for a quarter was (22.21)% for the quarter ended December 31, 2008. The Fund’s year to date return as of June 30, 2016 was 10.47%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ending December 31, 2015:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

		Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at www.deanmutualfunds.com.
Dean Mid Cap Value Fund | Dean Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.91%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[1],[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.10%	[1]
1 year	rr_ExpenseExampleYear01	$ 112
3 years	rr_ExpenseExampleYear03	500
5 years	rr_ExpenseExampleYear05	914
10 years	rr_ExpenseExampleYear10	$ 2,068
2006	rr_AnnualReturn2006	14.36%
2007	rr_AnnualReturn2007	(3.67%)
2008	rr_AnnualReturn2008	(35.14%)
2009	rr_AnnualReturn2009	25.45%
2010	rr_AnnualReturn2010	7.49%
2011	rr_AnnualReturn2011	(4.39%)
2012	rr_AnnualReturn2012	15.41%
2013	rr_AnnualReturn2013	33.38%
2014	rr_AnnualReturn2014	8.79%
2015	rr_AnnualReturn2015	(3.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.21%)
1 Year	rr_AverageAnnualReturnYear01	(3.42%)
5 Years	rr_AverageAnnualReturnYear05	9.11%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Dean Mid Cap Value Fund | Return After Taxes on Distributions | Dean Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.45%)
5 Years	rr_AverageAnnualReturnYear05	9.03%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Dean Mid Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Dean Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	7.22%
10 Years	rr_AverageAnnualReturnYear10	3.23%
Dean Mid Cap Value Fund | Russell Midcap® Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.78%)	[3]
5 Years	rr_AverageAnnualReturnYear05	11.25%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.61%	[3]
Dean Mid Cap Value Fund | Russell Midcap® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.44%)	[3]
5 Years	rr_AverageAnnualReturnYear05	11.44%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.00%	[3]

[1]	Restated to reflect (a) the Fund’s lower management fee under its amended and restated management contract effective April 1, 2016; and (b) the adviser’s contractual obligation to cap certain Fund operating expenses.
[2]	Effective April 1, 2016, the Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.10% of the Fund’s average daily net assets through July 31, 2017. Each waiver or reimbursement is subject to recoupment by the adviser in the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the 1.10% expense limitation. This expense cap may not be terminated prior to July 31, 2017 except by the Board of Trustees.
[3]	Effective 3/31/11, the Fund changed its investment strategies from Large Cap Value to Mid Cap Value and also changed its benchmarks from the Russell 1000® Value Index to the Russell Midcap® Value and Russell Midcap® Indices. Performance prior to 3/31/11 reflects the Fund’s Large Cap Value investment strategies and, as a result, the Fund’s 10 year returns may vary substantially from those of the Midcap indices.